Document And Entity Information	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Entity Registrant Name	GeoVax Labs, Inc.
Entity Central Index Key	0000832489
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Document Type	POS AM
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this "Amendment") to the Registration Statement on Form S-1 (Commission File No. 333-262541) (the "Original Registration Statement"), of GeoVax Labs, Inc. (the "Company") is being filed pursuant to the undertakings in the Original Registration Statement to update and supplement the information contained in the Original Registration Statement, which was originally declared effective by the Securities and Exchange Commission on February 10, 2022. For the convenience of the reader, this Amendment sets forth the Original Registration Statement in its entirety, as amended by this Amendment. No additional securities are being registered under this Amendment. All applicable registration fees were paid in connection with the initial filing of the Original Registration Statement.